Significant Accounting Policies - Revenue Recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Significant Accounting Policies
Practical expedient related to amortization period	true	true
Practical expedient related to performance obligations	true	true
Deferred revenue, revenue recognized	¥ 943,400		¥ 571,400
Total net revenues	6,777,922	$ 973,588	4,128,931	¥ 2,468,449
Mobile game
Significant Accounting Policies
Total net revenues	3,597,809		2,936,331	2,058,226
Advertising
Significant Accounting Policies
Total net revenues	817,016		463,490	159,160
Live broadcasting and other VAS
Significant Accounting Policies
Total net revenues	1,641,043		585,643	176,443
E-commerce and others
Significant Accounting Policies
Total net revenues	¥ 722,054		¥ 143,467	¥ 74,620
Maximum | Live broadcasting and other VAS
Significant Accounting Policies
Period recognized for time-based virtual item	1 year	1 year